Management's Use of Accounting Judgments, Estimates and Assumptions - Additional Information (Detail) ₱ in Thousands, shares in Thousands			12 Months Ended
	Mar. 07, 2018 shares	May 30, 2016 PHP (₱)	Dec. 31, 2017 PHP (₱) shares	Dec. 31, 2016 PHP (₱)	Dec. 31, 2015 PHP (₱)	Mar. 27, 2018 shares
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total lease expense			₱ 7,016,000	₱ 6,632,000	₱ 6,078,000
Total finance lease obligations			₱ 679	994
Equity interest acquired		50.00%
Percentage of Impairment of available-for-sale equity investments			20.00%
Asset impairment (Note 5)			₱ 8,258,000	11,042,000	9,690,000
Total asset impairment on noncurrent assets			3,913,000	1,074,000	5,788,000
Additional depreciation recognized			19,481,000
Total depreciation and amortization of property and equipment			51,915,000	34,455,000	31,519,000
Property and equipment (Notes 9 and 22)			186,907,000	203,188,000	195,782,000
Amortization of intangible assets (Notes 5 and 15)			835,000	929,000	1,076,000
Total carrying values of intangible assets			8,204,000	8,901,000
Consolidated unrecognized deferred income tax assets			5,495,000	5,829,000
Benefit from deferred income taxes			2,738,000	4,134,000	4,710,000
Deferred income tax assets – net (Note 7)			30,466,000	27,348,000	21,941,000
Provision for doubtful accounts for trade and other receivables			3,438,000	8,027,000	3,391,000
Trade and other receivables (Note 17)			33,761,000	24,436,000
Net pension benefit costs			1,610,000	1,775,000	1,895,000
Prepaid benefit costs			15,003,000	14,561,000
Pension and other employee benefits (Note 26)			8,997,000	11,206,000
Total provision for asset retirement obligations			1,630,000	1,582,000	1,437,000
Total fair values of noncurrent financial assets			13,846,000	8,120,000
Total fair values of noncurrent financial liabilities			₱ 157,711,000	160,990,000
Transformation Incentive Plan [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares issued | shares			860
Number of shares issued and fully paid | shares			211
Expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets			₱ 827,000
Transformation Incentive Plan [Member] | Major Ordinary Share Transactions [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Number of shares issued | shares	54
Number of shares to be issued | shares						553
Number of shares outstanding | shares	914
Benefit Costs [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Prepaid benefit costs			400,000	261,000
Defined Benefit Pension Plans [member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Net pension benefit costs			1,610,000	1,775,000	1,895,000
Intangible Assets with Finite Life [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Total carrying values of intangible assets			3,699,000	4,396,000
Rocket Internet S E [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Cumulative impairment losses recognized in investment			11,045,000	10,505,000
Asset impairment (Note 5)			₱ 540,000	₱ 5,381,000	₱ 5,124,000
Decline in value below cost			20.00%
Vega Telecom Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired		50.00%
Total carrying values of intangible assets		₱ 18,885,000
Bow Arken Holdings Company [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired		50.00%
Brightshare Holdings, Inc. [Member]
Managements Use Of Accounting Judgments Estimates And Assumptions [Line Items]
Equity interest acquired		50.00%